Geographical Information - Schedule of Revenues and Property and Equipment (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		¥ 4,974,757	$ 764,606	¥ 4,564,650	¥ 3,773,877
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		1,639,248	251,948	1,817,874	1,840,290
Property and equipment, net		83,628		109,846		$ 12,853
Non-PRC.
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	[1]	3,335,509	512,658	2,746,776	1,933,587
Property and equipment, net		5,509		7,593		$ 847
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		2,071,646	318,406	977,257	282,543
IRELAND
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	[2]	553,028	84,999	911,154	1,086,110
Rest of the world
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	[3]	¥ 710,835	$ 109,253	¥ 858,365	¥ 564,934

[1]	Non-PRC revenue refers to revenues generated by the Group's operating legal entities incorporated outside China. Such revenues are primarily attributable to customers located outside China based on customers' registered addresses.
[2]	Revenues from Ireland were primarily derived from online advertising service from Facebook, which is incorporated in Ireland but operates primarily in the United States, representing 11% of the Group's total revenue for the year ended December 31, 2017.
[3]	No individual country, other than disclosed above, exceeded 10% of total revenues for any period presented.